Commitments and Contingent Liabilities - Schedule of Reduction of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reduction of Research and Development Expenses [Line Items]
Royalties provision